Leases - Lessee Leases - Amounts recognised in consolidated income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Interest payable	£ (42)	£ (44)
Depreciation	(209)	(224)
Rental expense on short term leases	(1)	(4)
Income from subleasing right-of-use assets	4	9
Operating lease asset	955	1,162
Additions to right of use assets	80	135
Lease liabilities	(1,698)	(1,823)
Total cash outflow for leases	220	222
Notional amount of financial assets	179	181
Impairment of right of use assets	89	86
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease asset	8	23
Accumulated depreciation	£ 2	£ 5